Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
14. Income Taxes

Prior to April 30, 2010, the Company was an LLC and was treated as a partnership for income tax purposes. Therefore the Company was not subject to federal and state income taxes. On April 30, 2010, the Company reorganized and became a “C” corporation subject to corporate-level federal and state income taxes at prevailing corporate rates. As a result of the conversion, on April 30, 2010, the Company recorded a net deferred tax asset, before valuation allowance, of $25,443.

Deferred tax assets and liabilities are determined based on the difference between the book and tax basis of assets and liabilities using enacted tax rates to be in effect during the year in which the basis differences reverse.

Because management believes that it is more likely than not that the Company will not realize the full amount of the net deferred tax assets, the Company has recorded a valuation allowance for the deferred tax assets as of December 31, 2010 and 2011, respectively.

The components of income tax expense are summarized as follows:

	2010	2011
Current:
U.S. federal	$—	$—
State	—	40
	—	40
Deferred:
U.S. federal	128	6
State	26	(3)
	154	3
Income tax expense	$154	$43

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the Company’s effective tax rate for the year ended December 31, 2010 and 2011 is as follows:

	2010	2011
U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal benefit	6.8	5.6
Valuation allowance	(40.2)	(36.7)
Other	—	(2.8)
Effective income tax rate	0.6%	0.1%

Had the Company been a “C” Corporation for the year ended December 31, 2009, the unaudited pro forma adjustment for income tax expense at an assumed combined federal, state, and local effective income tax rate of 40%, which approximates the statutory tax rate for each period, would have been zero because management believes that it is more likely than not that the Company will not realize the full amount of its net deferred tax assets, and thus, a full valuation allowance would have been included in the pro forma tax provision.

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011, are as follows:

	2010	2011
Deferred tax assets:
Deferred revenue	$5,436	$13,847
Intangibles—other	15,655	14,313
Net operating loss carryforwards	14,156	27,317
Equity compensation	—	316
Other	1,030	1,027
Total deferred tax assets	36,277	56,820
Valuation allowance	(34,228)	(52,217)
Total net deferred tax assets	2,049	4,603

Deferred tax liabilities:
Prepaids	(1,624)	(4,227)
Equity compensation	(408)	—
Property and equipment	(17)	(376)
Goodwill	(154)	(158)
Total deferred tax liabilities	(2,203)	(4,761)
Total net deferred tax liability	$(154)	$(158)

As of December 31, 2011, the Company had net operating loss carryforwards for federal and state tax purposes of approximately $62,700 and $69,500, respectively. The federal net operating loss carryforwards will expire in future years beginning in 2027. The net operating losses may be subject to annual limitations of use under Internal Revenue Code Section 382. The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. Income tax returns for calendar 2007 to present are open for examination in the federal jurisdiction and in significant state jurisdictions.

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. The Company does not benefit its deferred tax assets based on the deferred tax liabilities related to goodwill that are not expected to reverse during the carryforward period. Because this deferred tax liability would not reverse until some future indefinite period when the intangibles are either sold or impaired, any resulting temporary differences cannot be considered a source of future taxable income to support realization of the deferred tax assets.

At December 31, 2010 and 2011, the Company did not have any material unrecognized income tax benefits recorded in its consolidated balance sheets.